Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	37
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$827,748.57

Principal:
Principal Collections	$11,120,670.25
Prepayments in Full	$4,570,524.82
Liquidation Proceeds	$144,975.57
Recoveries	$69,696.87
Sub Total	$15,905,867.51
Collections	$16,733,616.08

Purchase Amounts:
Purchase Amounts Related to Principal	$439,698.18
Purchase Amounts Related to Interest	$2,724.83
Sub Total	$442,423.01

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,176,039.09

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	37
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$17,176,039.09
Servicing Fee	$209,931.57	$209,931.57	$0.00	$0.00	$16,966,107.52
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,966,107.52
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$16,966,107.52
Interest - Class A-3 Notes	$17,105.13	$17,105.13	$0.00	$0.00	$16,949,002.39
Interest - Class A-4 Notes	$101,935.00	$101,935.00	$0.00	$0.00	$16,847,067.39
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,847,067.39
Interest - Class B Notes	$56,607.83	$56,607.83	$0.00	$0.00	$16,790,459.56
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,790,459.56
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$16,748,305.23
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,748,305.23
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$16,691,445.90
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,691,445.90
Regular Principal Payment	$15,911,897.81	$15,911,897.81	$0.00	$0.00	$779,548.09
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$779,548.09
Residual Released to Depositor	$0.00	$779,548.09	$0.00	$0.00	$0.00
Total		$17,176,039.09

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$15,911,897.81
Total					$15,911,897.81
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$15,911,897.81	$33.74	$17,105.13	$0.04	$15,929,002.94	$33.78
Class A-4 Notes	$0.00	$0.00	$101,935.00	$0.93	$101,935.00	$0.93
Class B Notes	$0.00	$0.00	$56,607.83	$1.28	$56,607.83	$1.28
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$15,911,897.81	$10.61	$274,661.62	$0.18	$16,186,559.43	$10.79

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	37

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$30,636,053.53	0.0649619	$14,724,155.72	0.0312217
Class A-4 Notes	$110,200,000.00	1.0000000	$110,200,000.00	1.0000000
Class B Notes	$44,110,000.00	1.0000000	$44,110,000.00	1.0000000
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$243,766,053.53	0.1625400	$227,854,155.72	0.1519301

Pool Information
Weighted Average APR	4.022%	4.027%
Weighted Average Remaining Term	25.43	24.65
Number of Receivables Outstanding	24,481	23,699
Pool Balance	$251,917,889.33	$235,337,038.41
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$243,766,053.53	$227,854,155.72
Pool Factor	0.1649758	0.1541173

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$7,634,995.65
Yield Supplement Overcollateralization Amount	$7,482,882.69
Targeted Overcollateralization Amount	$7,482,882.69
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$7,482,882.69

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	37
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		85	$304,982.10
(Recoveries)		116	$69,696.87
Net Loss for Current Collection Period			$235,285.23
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.1208%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.2023%
Second Preceding Collection Period			0.7746%
Preceding Collection Period			0.4537%
Current Collection Period			1.1589%
Four Month Average (Current and Preceding Three Collection Periods)			0.6474%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,645	$9,955,293.83
(Cumulative Recoveries)			$1,643,196.45
Cumulative Net Loss for All Collection Periods			$8,312,097.38
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5443%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,143.23
Average Net Loss for Receivables that have experienced a Realized Loss			$1,789.47

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.52%	437	$5,927,880.89
61-90 Days Delinquent	0.37%	67	$874,791.32
91-120 Days Delinquent	0.04%	7	$105,151.44
Over 120 Days Delinquent	0.36%	44	$851,722.63
Total Delinquent Receivables	3.30%	555	$7,759,546.28

Repossession Inventory:
Repossessed in the Current Collection Period		11	$91,735.16
Total Repossessed Inventory		18	$210,822.77

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4028%
Preceding Collection Period			0.4575%
Current Collection Period			0.4979%
Three Month Average			0.4527%

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	37

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer